CONDENSED FINANCIAL STATEMENTS OF PARENT ONLY - Parent Only Statement of Cash Flows (Details 2) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 2,218	$ 2,835	$ 2,078	$ 2,390	$ 2,022	$ 1,741	$ 2,771	$ 1,601	$ 1,802	$ 9,325	$ 7,915
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Decrease in other assets	175				(611)					(613)	539
Increase (decrease) in other liabilities	(1,166)				(664)					2,787	1,036
Cash flows from financing activities:
Purchase of treasury stock										(215)	(594)
Net increase (decrease) in cash and cash equivalents	(4,887)				(25,369)					(19,076)	36,984
Cash and cash equivalents at beginning of year	28,613			$ 22,320	47,689				10,705	47,689	10,705
Cash and cash equivalents at end of year	23,726	28,613			22,320	47,689				28,613	47,689
PROVIDENT BANCORP, INC.
Cash flows from operating activities:
Net income										9,325	7,915
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed earnings of subsidiaries										(9,289)	(7,896)
Decrease in other assets										191	191
Increase (decrease) in other liabilities										13	(51)
Net cash provided by operating activities										240	159
Cash flows from financing activities:
Purchase of treasury stock										(215)	(594)
Net cash used in financing activities										(215)	(594)
Net increase (decrease) in cash and cash equivalents										25	(435)
Cash and cash equivalents at beginning of year	$ 5,249				$ 5,224				$ 5,659	5,224	5,659
Cash and cash equivalents at end of year		$ 5,249				$ 5,224				$ 5,249	$ 5,224